Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts Receivable, Net [Abstract]
Accounts receivables	$ 2,953,585	$ 1,715,607
Allowance for doubtful accounts	(297,740)	(296,302)	$ (494,459)
Accounts receivable, net	$ 2,655,845	$ 1,419,305